Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Jul. 31, 2024	Apr. 30, 2024	Jan. 31, 2024	Oct. 31, 2023	Jul. 31, 2023	Apr. 30, 2023	Jan. 31, 2023	Oct. 31, 2022	Jul. 31, 2022	Apr. 30, 2022	Jan. 31, 2022	Oct. 31, 2021	Jul. 31, 2021	Apr. 30, 2021	Jan. 31, 2021	Oct. 31, 2020	Jul. 31, 2020	Apr. 30, 2020	Jan. 31, 2020	Oct. 31, 2019	Jul. 31, 2019	Apr. 30, 2019	Jan. 31, 2019	Oct. 31, 2018	Jul. 31, 2018	Apr. 30, 2018	Jan. 31, 2018	Oct. 31, 2017	Jul. 31, 2017	Apr. 30, 2017	Jan. 31, 2017	Oct. 31, 2016	Jul. 31, 2016	Apr. 30, 2016	Jan. 31, 2016	Oct. 31, 2015	Jul. 31, 2015	Apr. 30, 2015	Jan. 31, 2015	Oct. 31, 2014
C000007082
Account Value [Line Items]
Account Value	$ 133,362	$ 132,461	$ 123,285	$ 120,025	$ 101,213	$ 118,177	$ 107,545	$ 112,620	$ 103,533	$ 108,609	$ 109,033	$ 119,243	$ 134,462	$ 130,104	$ 127,587	$ 116,040	$ 91,830	$ 89,294	$ 74,236	$ 85,391	$ 80,403	$ 82,188	$ 80,786	$ 73,581	$ 72,916	$ 77,180	$ 70,711	$ 70,925	$ 64,964	$ 61,749	$ 59,383	$ 56,607	$ 51,052	$ 52,464	$ 49,011	$ 44,414	$ 49,760	$ 53,988	$ 53,385	$ 49,512	$ 50,000
C000007081
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 26,364	26,194	24,384	23,747	20,033	23,394	21,296	22,306	20,511	21,525	21,612	23,646	26,671	25,813	25,320	23,036	18,234	17,736	14,749	16,970	15,983	16,342	16,067	14,639	14,511	15,364	14,081	14,127	12,943	12,306	11,838	11,288	10,183	10,467	9,783	8,868	9,938	10,786	10,670	9,899	10,000
NACC2 Index: Russell 2500 Growth Index
Account Value [Line Items]
Account Value	$ 123,713	122,981	112,004	109,010	92,182	109,877	98,655	103,167	96,833	99,894	98,727	110,325	133,343	128,638	128,354	124,371	97,242	92,680	76,737	86,226	79,898	81,714	79,962	72,662	71,484	77,229	71,382	73,672	67,746	63,207	60,958	57,716	52,084	54,418	50,496	46,301	52,085	56,305	54,157	50,685	50,000
NACC2 Index: Russell 2500 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500 Growth Index
Account Value	$ 24,743	24,596	22,401	21,802	18,436	21,975	19,731	20,633	19,367	19,979	19,745	22,065	26,669	25,728	25,671	24,874	19,448	18,536	15,347	17,245	15,980	16,343	15,992	14,532	14,297	15,446	14,276	14,734	13,549	12,641	12,192	11,543	10,417	10,884	10,099	9,260	10,417	11,261	10,831	10,137	10,000
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Account Value	$ 160,401	154,975	140,906	135,428	116,237	127,968	115,099	113,667	107,236	113,627	113,649	124,115	129,113	123,216	117,603	104,742	89,617	88,692	77,877	86,890	81,479	80,048	78,810	72,183	71,855	74,878	70,001	73,900	67,432	64,311	61,913	59,045	54,399	55,380	52,220	48,507	52,202	53,051	52,364	49,778	50,000
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value	$ 32,080	$ 30,995	$ 28,181	$ 27,086	$ 23,247	$ 25,594	$ 23,020	$ 22,733	$ 21,447	$ 22,725	$ 22,730	$ 24,823	$ 25,823	$ 24,643	$ 23,521	$ 20,948	$ 17,923	$ 17,738	$ 15,575	$ 17,378	$ 16,296	$ 16,010	$ 15,762	$ 14,437	$ 14,371	$ 14,976	$ 14,000	$ 14,780	$ 13,486	$ 12,862	$ 12,383	$ 11,809	$ 10,880	$ 11,076	$ 10,444	$ 9,701	$ 10,440	$ 10,610	$ 10,473	$ 9,956	$ 10,000